Equity (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests:	$ 173	$ (25)	$ 358	$ 8,860	$ 10,852
J&S
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests:	(11)	0	(49)	0	0
OpenKey
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests:	156	121	515	849	0
Pure Rooms
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests:	35	0	38	0	0
RED
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests:	(7)	0
Other
Class of Stock [Line Items]
(Income) loss allocated to noncontrolling interests:	$ 0	$ (146)	$ (146)	$ 8,011	$ 10,852